SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) (Parenthetical)	Aug. 01, 2023
Income (loss) per share – Basic and Diluted*
Reverse stock split	one-for-ten reverse stock split